Non-current and current financial debts - Additional information (Details) $ in Millions, ¥ in Billions			3 Months Ended	12 Months Ended
	Jan. 20, 2025 USD ($) borrowing_facility	Oct. 27, 2023 USD ($)	Sep. 30, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 20, 2025 JPY (¥)	Oct. 26, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense on financial debts				$ (169)	$ (165)	$ (162)
Borrowings				4,737	4,643
Financial debts				4,162	4,538
Unsecured Committed Multicurrency Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 1,320						$ 1,000
Borrowings, term (in years)		5 years
Local facilities, Japan
Disclosure of detailed information about borrowings [line items]
Borrowings, term (in years)	3 years
Number of facilities matured | borrowing_facility	3
Number of facilities entered | borrowing_facility	2
Borrowings	$ 64						¥ 10
Financial debts				53	0
Revolving facility, floating rate due 2030
Disclosure of detailed information about borrowings [line items]
Borrowing term extended			1 year
Financial debts				$ 0	$ 0
Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)				3.60%	3.50%